Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) patent	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum		0.45%
Percentage of royalty on net product sales range, maximum		25.00%
Accrued royalties		$ 9,699	$ 12,877
Royalty expense related to agreements		13,900	15,500	$ 18,500
Total potential contingent consideration commitments		20,700
Commitment under employment contract agreements		11,500
Legal settlement accrual, noncurrent		4,700
Litigation Settlement | ArcherDx vs. QIAGEN
Loss Contingencies [Line Items]
Patents found infringed | patent	2
Damages awarded	$ 4,700
Litigation
Loss Contingencies [Line Items]
Legal settlements accrued		4,800	6,500
Litigation | Minimum
Loss Contingencies [Line Items]
Estimated possible litigation loss		4,000
Litigation | Maximum
Loss Contingencies [Line Items]
Estimated possible litigation loss		10,100
Level 3 | Recurring Basis
Loss Contingencies [Line Items]
Contingent consideration, current		18,400
Level 3 | Recurring Basis | Accrued and Other Liabilities, Current
Loss Contingencies [Line Items]
Contingent consideration, current		$ 18,400	$ 8,200